Significant Accounting Policies - Valuation of Investments (Details) - Community Financial System, Inc. 401(k) Employee Stock Ownership Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Processing period	1 day
Unfunded commitments	$ 0
Stable Value Fund
Significant Accounting Policies
Percentage of total return	6.45%	3.17%
Percentage of crediting interest	3.06%	2.77%